UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21831

Alternative Investment Partners Absolute Return Fund STS

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Arthur J. Lev, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

The Registrant invests substantially all of its assets in AIP Absolute Return Fund LDC, which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (CIK 0001327228, Investment Company Act file number 811-21767, the “Master Fund”). As of September 30, 2007, the Registrant owned 55.23% of the Master Fund. The Master Fund has included a schedule of investments as of September 30, 2007, in its filing on Form N-Q made with the Securities and Exchange Commission on November 27, 2007.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund STS

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2007

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 27, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 27, 2007